Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MATRIX ADVISORS FUNDS TRUST
Entity Central Index Key	0001679949
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Matrix Advisors Dividend Fund
Shareholder Report [Line Items]
Fund Name	Matrix Advisors Dividend Fund
Class Name	Matrix Advisors Dividend Fund
Trading Symbol	MADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matrix Advisors Dividend Fund (the “Fund”) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/. You can also request this information by contacting us at 1-800-366-6223.
Additional Information Phone Number	1-800-366-6223
Additional Information Website	https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matrix Advisors Dividend Fund	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year (7/1/24 - 6/30/25), the Fund was up +18.55% versus the S&P 500® Index’s gain of +15.16% and the Russell 1000 Value® gain of +13.70%. The market’s performance during the year was more diversified than in recent periods, and the Fund’s opportunity set was more in-sync with the expanded leadership exhibited by the market. Dividend-oriented stocks as a class were not disadvantaged vs. the extreme attention paid to low/no dividend Tech companies in the last few years.
Strong fundamentals and attractive valuations supported the healthy portfolio gains. Twenty-two of the 23 holdings increased their dividends during the prior 12 months, with an average raise for all companies in the portfolio of +5.9%. The high dividend yield for the portfolio (2.90% at 6/30/2025), well above the market’s 1.24%, should be protective during periods of market weakness.
Even after these strong absolute and relative gains, the Fund’s portfolio is priced at a meaningful discount, with average P/E multiples of 16.6x estimated 2025 earnings on June 30, 2025, compared to the S&P 500’s 20.9x.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/13/2016)
Matrix Advisors Dividend Fund	18.55	12.61	10.09
S&P 500 TR	15.16	16.64	15.00
Russell 1000 Value Total Return	13.70	13.93	10.02

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/ for more recent performance information.
Net Assets	$ 53,311,232
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 252,189
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$53,311,232
Number of Holdings	23
Net Advisory Fee	$252,189
Portfolio Turnover	27%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Manufacturing	30.0%
Finance and Insurance	26.1%
Information	12.2%
Utilities	9.4%
Retail Trade	8.5%
Accommodation and Food Services	4.7%
Transportation and Warehousing	4.1%
Cash & Other	5.0%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.1%
Texas Instruments, Inc.	5.5%
JPMorgan Chase & Co.	5.0%
First American Government Obligations Fund	5.0%
QUALCOMM, Inc.	5.0%
The PNC Financial Services Group, Inc.	4.9%
American Electric Power Co., Inc.	4.8%
Starbucks Corp.	4.7%
US Bancorp	4.6%
NextEra Energy, Inc.	4.6%

Updated Prospectus Web Address	https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/.